Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	76 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000204431
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Anfield Universal Fixed Income ETF
Without Sales Load [Member] | C000204431
Average Annual Return [Line Items]
Average Annual Return, Percent	3.07%	6.57%	2.46%	2.06%
Bloomberg U.S. Aggregate 1-3 year Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 year Index (USD)
ICE BofA SOFR Overnight Rate Index (LUS0)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	United States SOFR Secured Overnight Financing Rate Compound Ind
Average Annual Return, Percent	2.49%	5.28%	2.55%	2.47%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index